Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Supplies and consumables	$ 54,504	$ 28,980
Stockpiles	33,925	5,024
Work in progress	5,197	3,049
Finished goods	13,485	5,041
Inventories	$ 107,111	$ 42,094